Intrepid Capital Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 65.5%		Shares	Value
Capital Goods - 3.3%
Acuity, Inc.		6,404	$2,305,696
Watsco, Inc.		3,521	1,186,401
			3,492,097

Commercial & Professional Services - 4.3%
ATENTO SA (a)(b)		96,558,308	0
Copart, Inc. (b)		34,852	1,364,456
SS&C Technologies Holdings, Inc.		16,119	1,409,123
UniFirst Corp.		9,231	1,780,660
			4,554,239

Consumer Discretionary Distribution & Retail - 2.5%
TJX Cos., Inc.		17,307	2,658,528

Consumer Durables & Apparel - 5.8%
Garmin Ltd.		8,004	1,623,611
Green Brick Partners, Inc. (b)		23,263	1,457,660
Levi Strauss & Co. - Class A		64,156	1,330,595
Polaris, Inc.		26,610	1,683,083
			6,094,949

Consumer Services - 1.5%
Airbnb, Inc. - Class A (b)		11,670	1,583,852

Consumer Staples Distribution & Retail - 3.7%
BJ's Wholesale Club Holdings, Inc. (b)		18,141	1,633,234
Dollar Tree, Inc. (b)		18,897	2,324,520
			3,957,754

Energy - 1.7%
Permian Resources Corp.		124,509	1,746,861

Financial Services - 9.4%
Berkshire Hathaway, Inc. - Class B (b)		6,517	3,275,770
Cboe Global Markets, Inc.		3,859	968,609
Chicago Atlantic BDC, Inc.		38,198	394,586
Fiserv, Inc. (b)		16,676	1,120,127
Jefferies Financial Group, Inc.		28,188	1,746,810
Sprott, Inc.		24,961	2,444,181
			9,950,083

Food, Beverage & Tobacco - 3.4%
Becle SAB de CV		1,688,667	1,929,905
Philip Morris International, Inc.		10,420	1,671,368
			3,601,273

Insurance - 4.3%
Markel Group, Inc. (b)		978	2,102,358
W R Berkley Corp.		34,245	2,401,259
			4,503,617

Materials - 1.4%
Scotts Miracle-Gro Co.		24,524	1,430,976

Media & Entertainment - 19.1%
Alphabet, Inc. - Class A		17,503	5,478,439
Atlanta Braves Holdings, Inc. - Class C (b)		54,826	2,162,886
IAC, Inc. (b)		45,588	1,782,491
Liberty Live Holdings, Inc. - Class A (b)		31,368	2,556,492
Liberty Media Corp.-Liberty Formula One - Class C (b)		15,467	1,523,654
Madison Square Garden Sports Corp. (b)		9,465	2,448,122
Match Group, Inc.		53,439	1,725,545
Take-Two Interactive Software, Inc. (b)		9,872	2,527,528
			20,205,157

Real Estate Management & Development - 3.9%
FRP Holdings, Inc. (b)		127,956	2,916,117
Howard Hughes Holdings, Inc. (b)		14,854	1,184,904
			4,101,021

Software & Services - 1.2%
Dropbox, Inc. - Class A (b)		45,608	1,267,903
TOTAL COMMON STOCKS (Cost $50,086,808)			69,148,310

CORPORATE BONDS - 18.9%		Par	Value
Commercial & Professional Services - 5.6%
Atento Luxco 1 SA
12.00% (or 12.00% PIK), 05/17/2028 (a)(c)		875,265	875,265
20.00% (or 10.00% PIK), 11/30/2029 (a)(c)		521,275	521,275
Cimpress PLC, 7.38%, 09/15/2032 (c)		2,296,000	2,344,799
Conduent Business Services LLC, 6.00%, 11/01/2029 (c)		2,500,000	2,162,656
			5,903,995

Consumer Discretionary Distribution & Retail - 3.8%
Dick's Sporting Goods, Inc., 4.00%, 10/01/2029 (c)		1,750,000	1,718,356
RealReal, Inc., 13.00% (or 4.25% PIK), 03/01/2029 (c)		2,111,785	2,262,250
			3,980,606

Consumer Services - 0.5%
Brinker International, Inc., 8.25%, 07/15/2030 (c)		500,000	529,653

Food, Beverage & Tobacco - 1.9%
Turning Point Brands, Inc., 7.63%, 03/15/2032 (c)		1,838,000	1,960,801

Media & Entertainment - 4.0%
Getty Images, Inc., 10.50%, 11/15/2030 (c)		2,000,000	2,018,028
Skillz, Inc., 10.25%, 12/15/2026 (c)		2,216,000	2,194,305
			4,212,333

Pharmaceuticals, Biotechnology & Life Sciences - 2.2%
Celgene Corp., 3.90%, 02/20/2028		23,000	23,032
Trulieve Cannabis Corp., 10.50%, 12/17/2030 (c)		2,300,000	2,323,000
			2,346,032

Telecommunication Services - 0.9%
Cincinnati Bell Telephone Co. LLC, 6.30%, 12/01/2028		1,000,000	998,455
TOTAL CORPORATE BONDS (Cost $19,429,176)			19,931,875

EXCHANGE TRADED FUNDS - 4.0%		Shares	Value
iShares Gold Trust (b)		52,279	4,243,487
TOTAL EXCHANGE TRADED FUNDS (Cost $1,511,974)			4,243,487

BANK LOANS - 3.3%		Par	Value
Pharmaceuticals, Biotechnology & Life Sciences - 2.4%
COMMON C GP, LLC, 10.00%, 12/31/2026		27,017	26,747
Common Citizen Senior Secured Term Loan, 11.50%, 12/31/2026		752,214	752,214
STIIIZY T/L (7/25), 15.50%, 07/30/2029		1,700,733	1,683,725
			2,462,686

Telecommunication Services - 0.9%
ViaPath Technologies, Senior Secured First Lien, 11.22% (1 mo. SOFR US + 7.50%), 08/06/2029		985,001	980,381
TOTAL BANK LOANS (Cost $3,423,171)			3,443,067

REAL ESTATE INVESTMENT TRUSTS - 0.7%		Shares	Value
Financial Services - 0.7%
Chicago Atlantic Real Estate Finance, Inc.		61,878	758,624
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $938,071)			758,624

PREFERRED STOCKS - 0.6%		Shares	Value
Commercial & Professional Services - 0.6%
Atento Class A Preferred Shares, 12.00%, 02/23/2028 (a)		815,537	611,653
TOTAL PREFERRED STOCKS (Cost $815,537)			611,653

PURCHASED OPTIONS - 0.1% (b)	Notional Amount	Contracts	Value
Put Options - 0.1%
Lien_Put, Counterparty: Chicago Atlantic Advisers, LLC, Expiration: 06/30/2026; Exercise Price: $13.23	394,585	38,198	110,774
TOTAL PURCHASED OPTIONS (Cost $95,304)			110,774

WARRANTS - 0.0% (d)		Contracts	Value
Pharmaceuticals, Biotechnology & Life Sciences - 0.0% (d)
Green Thumb Industries, Inc., Expires 10/15/2026, Exercise Price $30.02 (b)		7,328	4,397
TOTAL WARRANTS (Cost $0)			4,397

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.3%		Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.64% (e)		6,637,485	6,637,485
TOTAL MONEY MARKET FUNDS (Cost $6,637,485)			6,637,485

TOTAL INVESTMENTS - 99.4% (Cost $82,937,526)			104,889,672
Other Assets in Excess of Liabilities - 0.6%			643,665
TOTAL NET ASSETS - 100.0%			$105,533,337

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,008,193 or 1.9% of net assets as of December 31, 2025.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $18,910,388 or 17.9% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Intrepid Capital Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$69,148,310	$–	$0	$69,148,310
Corporate Bonds	–	18,535,335	1,396,540	19,931,875
Exchange Traded Funds	4,243,487	–	–	4,243,487
Bank Loans	–	3,443,067	–	3,443,067
Real Estate Investment Trusts	758,624	–	–	758,624
Preferred Stocks	–	–	611,653	611,653
Purchased Options	–	110,774	–	110,774
Warrants	–	4,397	–	4,397
Money Market Funds	6,637,485	–	–	6,637,485
Total Investments	$80,787,906	$22,093,573	$2,008,193	$104,889,672

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report. As of December 31, 2025, the change in unrealized appreciation on the positions still held in the Intrepid Capital Fund was $0.

Intrepid Capital Fund Level 3 Rollforward

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period.

Intrepid Capital Fund

	Common Stock	Preferred Stock	Corporate Bonds
Beginning Balance - October 1, 2025	$-	$611,653	$1,357,920
Purchases	-	-	38,620
Sales	-	-	-
Realized gains	-	-	-
Realized losses	-	-	-
Change in unrealized appreciation	-	-	-
Net Transfers Into Level 3	-	-	-
Net Transfers Out of Level 3	-	-	-
Ending Balance - December 31, 2025	$-	$611,653	$1,396,540